Fair Value Measurements (Details) - Schedule of the black-scholes option model for the private placement warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Jul. 19, 2021
Schedule of the black-scholes option model for the private placement warrants [Abstract]
Stock price (in Dollars per share)	$ 9.96	$ 1
Strike price (in Dollars per share)	$ 11.5
Probability of completing a Business Combination	100.00%
Dividend yield
Term (in years)	4 years 7 months 6 days
Volatility	8.70%
Risk-free rate	1.20%
Fair value of warrants (in Dollars per share)	$ 0.39